UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: February 28

Date of reporting period: May 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

MANAGED MUNICIPALS FUND

FORM N-Q

MAY 31, 2012

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.0%
Alabama - 0.6%
Birmingham, AL, Commercial Development Authority Revenue:
Civic Center Improvements Project	5.000%	4/1/24	$1,770,000	$2,045,854
Civic Center Improvements Project	5.000%	4/1/25	1,970,000	2,255,059
Civic Center Improvements Project	5.000%	4/1/26	1,700,000	1,933,920
Civic Center Improvements Project	5.000%	4/1/27	1,500,000	1,697,010
Civic Center Improvements Project	5.000%	4/1/28	1,700,000	1,911,378
Civic Center Improvements Project	5.250%	4/1/29	1,750,000	1,989,663
Birmingham, AL, Special Care Facilities Financing Authority, Health Care Facility Revenue, Children’s Hospital, AGC	6.000%	6/1/39	4,000,000	4,612,520
Birmingham, AL, Waterworks Board, Water Revenue:
AGC	5.125%	1/1/34	5,000,000	5,485,500
AGC	5.250%	1/1/39	10,000,000	10,811,900

Total Alabama				32,742,804

Alaska - 0.3%
Alaska Housing Finance Corp., Home Mortgage Revenue	5.500%	12/1/38	2,665,000	2,665,000
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/21	10,000,000	11,858,700

Total Alaska				14,523,700

Arizona - 1.0%
Greater Arizona Development Authority, Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/18	3,520,000	3,952,432
Maricopa County, AZ, IDA, Hospital Facilities Revenue, Samaritan Health Services, NATL	7.000%	12/1/16	500,000	584,435	(a)
Salt Verde, AZ, Financial Corp. Gas Revenue	5.500%	12/1/29	13,275,000	14,615,509
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/32	15,000,000	15,527,550
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	12,000,000	12,894,480
Tucson, AZ, IDA, Lease Revenue, University of Arizona, Marshall Foundation, AMBAC	5.000%	7/15/22	1,000,000	1,002,120
University of Arizona, COP, AMBAC	5.000%	6/1/28	5,435,000	5,556,690	(b)

Total Arizona				54,133,216

California - 20.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Sharp Healthcare	6.250%	8/1/39	10,000,000	11,754,500
Anaheim, CA, Public Financing Authority Revenue, Electric Systems Distribution	5.250%	10/1/39	6,000,000	6,503,220
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	5.000%	4/1/34	15,000,000	16,896,900
San Francisco Bay Area	5.000%	4/1/39	10,000,000	10,904,400
San Francisco Bay Area	5.125%	4/1/39	70,525,000	78,418,158
Brea, CA, RDA, Refunding, Tax Allocation, Redevelopment Project AB, AMBAC	5.000%	8/1/23	4,180,000	4,184,974
California EFA Revenue, Pooled College, Western University of Health Sciences	5.625%	7/1/23	500,000	471,460
California Health Facilities Financing Authority Revenue:
Cedars-Sinai Medical Center	5.000%	8/15/34	6,595,000	7,088,702
Cedars-Sinai Medical Center	5.000%	8/15/39	59,145,000	63,112,447
Stanford Hospital & Clinics	5.000%	11/15/36	34,000,000	37,805,280
Stanford Hospital & Clinics	5.150%	11/15/40	24,650,000	27,486,475
California Housing Finance Agency Revenue:
Home Mortgage	4.700%	8/1/24	7,000,000	6,734,420	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Home Mortgage	5.500%	8/1/38	$9,160,000	$9,305,919
California Infrastructure & Economic Development Bank Revenue, Los Angeles County Department of Public Social Services, AMBAC	5.750%	9/1/23	2,100,000	2,183,832
California Pollution Control Financing Authority Revenue, San Jose Water Co. Project	5.100%	6/1/40	12,000,000	12,844,200
California State University Revenue, Systemwide	5.500%	11/1/39	10,000,000	11,230,200
California Statewide CDA Health Facility Revenue, Community Hospital of Monterey Peninsula, AGM	5.250%	6/1/23	1,810,000	1,853,476
California Statewide CDA Revenue:
Catholic Healthcare West	5.500%	7/1/31	7,220,000	7,952,541
Enloe Medical Center, CMI	5.750%	8/15/38	10,000,000	10,769,200
FHA, Methodist Hospital Project	6.750%	2/1/38	9,600,000	11,777,376
John Muir Health	5.000%	8/15/36	4,305,000	4,486,370
John Muir Health	5.125%	7/1/39	7,280,000	7,779,990
Kaiser Permanente	5.000%	4/1/42	10,000,000	10,847,400
El Dorado, CA, Irrigation District, COP, AGC	5.750%	8/1/39	10,000,000	10,846,700
Imperial Irrigation District Electric Revenue	5.000%	11/1/33	7,500,000	8,162,775
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/25	2,120,000	2,410,949
Imperial Irrigation District, CA, Electric Revenue	5.000%	11/1/36	4,000,000	4,378,640
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	7,905,000	8,906,326
Inglewood, CA, Public Financing Authority Revenue, Refunding, AMBAC	5.250%	8/1/21	3,000,000	3,002,850
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase	5.500%	11/15/37	11,730,000	13,095,255
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/29	2,500,000	2,609,800
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	11,615,000	12,841,196
Los Angeles, CA, Department of Airports Revenue	5.250%	5/15/39	9,000,000	10,027,890
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport	5.000%	5/15/35	2,000,000	2,231,420
Los Angeles International Airport	5.000%	5/15/40	88,185,000	96,998,519
Los Angeles, CA, Harbor Department Revenue	5.250%	8/1/39	3,250,000	3,670,745
Los Angeles, CA, Water & Power Revenue, Power Systems, AGM	5.000%	7/1/26	7,850,000	8,166,747
M-S-R Energy Authority, CA	7.000%	11/1/34	7,000,000	9,215,360
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	25,760,000	30,463,261
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	46,500,000	61,216,320
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	84,055,000	104,509,784
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/32	13,290,000	14,398,253
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	15,000,000	16,381,650
Mount Diablo, CA, USD, GO, Election of 2002	5.000%	6/1/31	10,060,000	10,445,298
Newport Beach, CA, Revenue, Hoag Memorial Hospital Presbyterian	6.000%	12/1/40	5,000,000	6,006,350
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,305,100
Pomona, CA, Public Financing Authority Revenue, Merged Redevelopment Project, NATL	5.000%	2/1/27	3,000,000	2,996,700
Rancho Cucamonga, CA, RDA, Tax Allocation, Rancho Redevelopment Projects, NATL	5.125%	9/1/30	5,000,000	5,000,450
Roseville, CA, Natural Gas Finance Authority Revenue	5.000%	2/15/27	4,000,000	4,177,960
Sacramento County, CA, Airport System Revenue	5.000%	7/1/40	7,000,000	7,614,530
Sacramento County, CA, Airport System Revenue:
PFC, Grant	6.000%	7/1/35	24,360,000	27,937,266
PFC, Grant	6.000%	7/1/39	29,130,000	33,373,367

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sacramento, CA, Area Flood Control Agency:
Consolidated Capital Assessment District, BHAC	5.500%	10/1/28	$4,500,000	$5,279,040
Consolidated Capital Assessment District, BHAC	5.625%	10/1/37	15,000,000	16,640,400
Sacramento, CA, MUD Electric Revenue, NATL	5.000%	8/15/33	5,000,000	5,214,200
San Bernardino County, CA, COP:
Arrowhead Project	5.125%	8/1/24	30,000,000	32,351,700
Arrowhead Project	5.250%	8/1/26	5,000,000	5,375,650
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/28	2,435,000	2,740,885
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/27	7,695,000	8,861,331
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.000%	5/15/28	2,735,000	3,134,584
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue	5.250%	5/15/34	11,475,000	13,059,353
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	41,500,000	46,117,705
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.250%	5/1/32	34,000,000	37,930,060
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/35	5,000,000	5,463,350
San Francisco, CA, City & County Airports Commission, International Airport Revenue	5.000%	5/1/40	18,560,000	19,936,781
San Francisco, CA, City & County, COP:
Multiple Capital Improvement Projects	5.000%	4/1/25	2,475,000	2,778,237
Multiple Capital Improvement Projects	5.250%	4/1/26	1,435,000	1,619,570
Multiple Capital Improvement Projects	5.250%	4/1/31	2,500,000	2,764,950
Santa Clara, CA, Electric Revenue	5.000%	7/1/30	4,000,000	4,433,320
University of California Revenues:
AMBAC	5.000%	5/15/23	4,000,000	4,177,160
AMBAC	5.000%	5/15/26	4,000,000	4,155,040

Total California				1,116,816,217

Colorado - 2.0%
Aurora, CO, Hospital Revenue, Childrens Hospital Association	5.000%	12/1/40	4,000,000	4,285,320
Colorado Health Facilities Authority Revenue:
Catholic Health Initiatives	6.250%	10/1/33	9,250,000	11,140,422
Catholic Health Initiatives	5.000%	9/1/41	3,040,000	3,204,555
Parkview Medical Center Inc. Project	5.000%	9/1/37	5,000,000	5,150,450
Poudre Valley Health Care	5.000%	3/1/25	500,000	530,280
Sisters Leavenworth	5.000%	1/1/32	8,010,000	8,741,714
Sisters Leavenworth	5.000%	1/1/35	2,755,000	2,970,689
Colorado Springs, CO, Hospital Revenue	6.250%	12/15/33	11,000,000	12,618,100
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	45,000,000	56,866,500
Pueblo County, CO, School District No. 60, GO, NATL, FGIC	5.250%	12/15/20	500,000	513,395	(b)
Regional Transportation District, CO, COP	5.375%	6/1/31	5,000,000	5,611,400

Total Colorado				111,632,825

Connecticut - 1.5%
Connecticut State Development Authority, Airport Facilities Revenue, Signature Flight Co. Project, Guaranty Agreement	6.625%	12/1/14	970,000	970,020	(c)
Connecticut State HEFA Revenue:
Fairfield University	5.000%	7/1/35	6,150,000	6,663,156
Fairfield University	5.000%	7/1/40	21,600,000	23,107,680

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - continued
Sacred Heart University Inc.	5.125%	7/1/26	$1,300,000	$1,412,385
Sacred Heart University Inc.	5.375%	7/1/31	1,225,000	1,335,507
Sacred Heart University Inc.	5.625%	7/1/41	6,500,000	7,110,480
Yale-New Haven Hospital	5.500%	7/1/40	15,000,000	16,846,650
Connecticut State HFA, Housing Mortgage Finance Program	4.850%	11/15/23	7,150,000	7,165,015
Connecticut State, Development Authority PCR, Connecticut Light & Power Co. Project	4.375%	9/1/28	14,000,000	14,879,620
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.700%	9/1/12	2,000,000	780,000	(d)(e)
Mashantucket Western Pequot Tribe Connecticut Special Revenue	5.750%	9/1/18	6,500,000	2,535,000	(d)(e)

Total Connecticut				82,805,513

Delaware - 0.8%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	28,645,000	29,881,891
Delaware State Housing Authority Revenue, Single-Family Mortgage	5.450%	7/1/39	15,630,000	15,763,168

Total Delaware				45,645,059

District of Columbia - 0.3%
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.000%	10/1/39	8,000,000	8,677,360
Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue	5.250%	10/1/44	5,000,000	5,502,950

Total District of Columbia				14,180,310

Florida - 10.6%
Bonnet Creek Resort Community Development District	7.375%	5/1/34	4,265,000	4,092,865
Bradford County, FL, Health Facilities, Refunding, Santa Fe Healthcare Project	6.050%	11/15/16	650,000	698,653	(a)
Brevard County, FL, Health Facilities Authority, Health Care Facilities Revenue, Health First Inc. Project	7.000%	4/1/39	10,000,000	12,256,800
Broward County, FL, Port Facilities Revenue	5.500%	9/1/29	4,500,000	5,019,075
Capital Region Community Development District, Capital Improvement	6.700%	5/1/32	865,000	874,437
Capital Trust Agency Revenue, Seminole Tribe Convention	8.950%	10/1/33	4,000,000	4,192,320	(b)(d)
Century Parc Community Development District, Special Assessment	7.000%	11/1/31	3,435,000	3,580,816	(b)
Citizens Property Insurance Corp., FL	5.250%	6/1/17	20,000,000	22,806,400
Citizens Property Insurance Corp., FL:
Coastal	5.000%	6/1/18	30,000,000	33,827,400
Coastal	5.000%	6/1/19	30,000,000	34,163,100
Coastal	5.000%	6/1/20	20,000,000	22,746,600
Senior Secured High Act	6.000%	6/1/17	3,100,000	3,644,081
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/26	2,500,000	2,770,225
Dade County, FL, IDR, Miami Cerebral Palsy Services Project	8.000%	6/1/22	1,610,000	1,610,048
Escambia County, FL, Health Facilities Revenue, Florida Health Care Facility Loan, VHA Program, AMBAC	5.950%	7/1/20	135,000	146,599
Escambia County, FL, Utilities Systems Revenue:
NATL	9.750%	6/1/12	65,000	65,000	(a)
NATL, FGIC	6.250%	1/1/15	3,000,000	3,230,700

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Florida Housing Finance Corp. Revenue:
Homeowner Mortgage GNMA, FNMA, FHLMC	5.450%	7/1/33	$8,200,000	$8,663,382
Homeowner Mortgage GNMA, FNMA, FHLMC	6.375%	7/1/38	4,595,000	4,844,141
Homeowner Mortgage GNMA, FNMA, FHLMC	5.500%	7/1/39	5,215,000	5,260,058
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/18	1,625,000	1,663,171
NATL	5.250%	11/1/20	1,805,000	1,846,064
Florida State Broward County Expressway Authority	10.000%	7/1/14	625,000	685,744	(a)
Florida State Department of Management Services, Facilities Management, Refunding, Florida Facilities Pool, AMBAC	5.000%	9/1/21	1,000,000	1,101,980
Gainesville, FL, Utilities Systems Revenue	8.125%	10/1/14	835,000	918,366	(a)
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health Systems	6.000%	11/15/25	1,750,000	1,792,507	(b)
Adventist Health Systems	5.875%	11/15/29	2,750,000	2,957,900	(b)
Hillsborough County, FL, IDA Revenue, National Gypsum Convention	7.125%	4/1/30	6,000,000	5,999,700	(c)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/26	6,250,000	7,067,625
Jacksonville, FL, Transit Revenue	5.000%	10/1/27	2,830,000	3,247,849
Jacksonville, FL, Transit Revenue	5.000%	10/1/29	9,000,000	10,169,010
JEA District, FL, Electric System Revenue	5.125%	10/1/37	7,500,000	7,719,525
Key West, FL, Utilities, Board of Electric Revenue, Refunding, AMBAC	9.750%	10/1/13	75,000	80,451	(a)
Lee County, FL, HFA, Brittany Phase II Project, FNMA-Collateralized	6.100%	12/1/20	1,280,000	1,281,523	(c)(f)
Marco Island, FL, Utility System Revenue	5.000%	10/1/34	1,000,000	1,094,590
Marco Island, FL, Utility System Revenue	5.000%	10/1/40	1,500,000	1,617,330
Martin County, FL, IDA Revenue:
Indiantown Cogeneration Project	7.875%	12/15/25	15,000,000	15,070,650	(c)
Indiantown Cogeneration Project	8.050%	12/15/25	6,010,000	6,039,028	(c)
Mediterra North Community Development District	6.800%	5/1/31	895,000	897,121
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/36	8,450,000	9,320,434
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	26,100,000	28,579,500
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	20,000,000	21,952,000
Miami International Airport	5.375%	10/1/41	13,000,000	14,360,580
Miami International Airport, NATL, FGIC	5.550%	10/1/13	250,000	252,068	(c)
Miami-Dade County, FL, EFA Revenue, University of Miami	5.500%	4/1/38	10,000,000	10,802,100
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	40,000,000	42,462,800
Miami-Dade County, FL, School Board, COP:
AGC	5.000%	2/1/27	7,000,000	7,816,340
AGC	5.250%	2/1/27	5,500,000	6,223,635
Miami-Dade County, FL, Stormwater, NATL	5.000%	4/1/28	2,250,000	2,382,075
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.375%	10/1/23	6,500,000	7,388,745
Orlando Health Inc.	5.125%	10/1/26	6,000,000	6,620,580
Orlando Regional Healthcare System, AGM	5.000%	12/1/32	13,000,000	14,408,550
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	5,400,000	6,151,410
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	32,780,000	38,310,642
Orange County, FL, Tourist Development Tax Revenue, Refunding, AMBAC	5.000%	10/1/21	2,000,000	2,214,320
Orlando & Orange County, FL, Expressway Authority Revenue, AMBAC	5.000%	7/1/35	4,500,000	4,600,395
Orlando, FL, State Sales Tax Payments Revenue	5.000%	2/1/38	5,000,000	5,435,050

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Orlando, FL, Tourist Development Tax Revenue, AGC	5.500%	11/1/38	$58,270,000	$60,357,231
Palm Beach County, FL, Health Facilities Authority Revenue, John F. Kennedy Memorial Hospital Inc. Project	9.500%	8/1/13	835,000	849,729	(a)
Palm Coast, FL, Utilities Systems Revenue, NATL	5.000%	10/1/27	2,100,000	2,184,273
Pasco County, FL, HFA, Housing Pasco Woods Apartments Project	5.700%	8/1/19	380,000	380,312	(c)
Port St. Lucie, FL, South Lennard Special Assessment	7.125%	9/1/21	835,000	836,937
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	5,955,000	4,919,329
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	1,085,000	430,745	(e)
Sarasota County, FL, Public Hospital Board Revenue:
Refunding, Sarasota Memorial Hospital, NATL	5.250%	7/1/24	5,000,000	5,839,250
Refunding, Sarasota Memorial Hospital, NATL	5.500%	7/1/28	3,485,000	4,003,742
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital Project	5.625%	7/1/39	8,500,000	9,283,105
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	4,400,000	4,454,604	(d)
Sunrise, FL, Utilities Systems Revenue:
AMBAC	5.200%	10/1/22	1,295,000	1,575,484	(b)
AMBAC	5.200%	10/1/22	1,705,000	1,979,096
Tampa, FL, Sports Authority Revenue:
GTD Parking Tampa Bay Arena Project, NATL	6.050%	10/1/20	500,000	563,255
GTD Parking Tampa Bay Arena Project, NATL	6.100%	10/1/26	1,000,000	1,175,670
Tampa, FL, Water & Sewer Revenue	6.900%	10/1/16	1,540,000	1,759,589	(a)
University of Central Florida, Athletics Association Inc., NATL, FGIC	5.250%	10/1/34	1,000,000	1,011,680
Village Center Community Development District:
Florida Recreational Revenue, NATL	5.200%	11/1/25	1,100,000	1,106,248
Utility Revenue, NATL	5.250%	10/1/23	1,000,000	1,034,550

Total Florida				578,768,887

Georgia - 4.2%
Acworth Housing Authority Revenue, Wingate Falls Apartments Project, LIQ-FHLMC	6.125%	3/1/17	250,000	250,342	(c)
Association County Commissioners of Georgia Leasing Program COP, Unrefunded Balance, Public Purpose Project, AMBAC	5.625%	7/1/20	335,000	335,945
Atlanta Development Authority Student Housing Revenue, ADA, CAU Partners Inc., ACA	6.250%	7/1/24	1,000,000	719,660
Atlanta, GA, Airport Revenue	5.000%	1/1/37	1,500,000	1,609,635	(c)
Atlanta, GA, Airport Revenue	5.000%	1/1/42	8,000,000	8,512,880	(c)
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/34	50,000,000	59,474,500
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	22,100,000	26,207,948
Atlanta, GA, Water & Wastewater Revenue:
NATL	5.500%	11/1/27	1,000,000	1,218,270
NATL, FGIC	5.500%	11/1/19	1,000,000	1,261,760
Bulloch County, GA, Development Authority, Student Housing Lease Revenue, Georgia Southern University Project, AMBAC	5.000%	8/1/22	1,000,000	1,004,230
Burke County, GA, Development Authority, PCR:
Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,985,050
Oglethorpe Power Corp. Vogtle Project	5.500%	1/1/33	18,000,000	19,317,600
Oglethorpe Power Corp. Vogtle Project BHAC	5.700%	1/1/43	16,285,000	17,971,312
Cobb-Marietta Counties, GA, Coliseum & Exhibit Hall Authority Revenue, NATL	5.625%	10/1/26	1,000,000	1,135,800
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	7,800,000	8,544,744

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	$20,000,000	$22,939,600
Fulton County, GA, Water & Sewer Revenue, FGIC	6.375%	1/1/14	130,000	137,851	(a)
Georgia Municipal Electric Authority, Power Revenue, AMBAC	7.250%	1/1/24	500,000	702,855
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate Foundation II LLC Project	5.500%	6/15/39	15,000,000	16,156,950
Lawrenceville Housing Authority, MFH Revenue, Knollwood Park Apartments Project, FNMA- Collateralized	6.250%	6/1/15	905,000	907,570	(c)(f)
Main Street Natural Gas Inc., GA:
Gas Project Revenue	5.000%	3/15/18	6,485,000	7,085,252
Gas Project Revenue	5.000%	3/15/22	5,000,000	5,338,400
Gas Project Revenue	5.500%	9/15/26	10,000,000	11,281,200
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Refunding, AMBAC	6.250%	7/1/20	250,000	296,030
Milledgeville, GA, Water & Sewer Revenue, AGM	6.000%	12/1/21	500,000	608,870
Private Colleges & Universities Authority Revenue, Mercer Housing Corp. Project	6.000%	6/1/31	2,000,000	2,002,880
Richmond County, GA, Development Authority, Environmental Improvement Revenue, International Paper Company Project	6.250%	2/1/25	2,000,000	2,018,440	(c)
Savannah, GA, EDA, PCR, Union Camp Corp. Project	6.150%	3/1/17	500,000	578,155
Thomasville, GA, Hospital Authority Revenue:
Anticipation CTFS, John D. Archbold Memorial Hospital	5.125%	11/1/30	3,500,000	3,770,830
Anticipation CTFS, John D. Archbold Memorial Hospital	5.250%	11/1/35	1,000,000	1,074,410
Anticipation CTFS, John D. Archbold Memorial Hospital	5.375%	11/1/40	2,250,000	2,425,612

Total Georgia				230,874,581

Hawaii - 0.0%
Hawaii State Department of Budget & Finance, Hawaiian Electric Co. Inc., NATL	5.650%	10/1/27	960,000	974,179	(c)

Illinois - 3.2%
Chicago, IL, O’Hare International Airport Revenue	5.500%	1/1/31	23,160,000	26,899,182
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/40	6,000,000	6,336,300
Chicago, IL, O’Hare International Airport Revenue, Refunding Bonds, Lien A-2, AGM	5.750%	1/1/19	1,250,000	1,328,600	(c)
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.500%	11/1/38	18,500,000	22,199,630
Edward Hospital, AMBAC	5.500%	2/1/40	4,000,000	4,238,480
Illinois Rush University Medical Center	6.625%	11/1/39	28,025,000	33,640,369
Little Co. of Mary Hospital and Health Care Centers	5.375%	8/15/40	12,795,000	13,708,307
Memorial Health System	5.500%	4/1/39	12,000,000	13,020,000
Park Place of Elmhurst	8.000%	5/15/30	4,385,000	4,551,279
Illinois Finance Authority, Water Facility Revenue, American Water Capital Corp. Project	5.250%	10/1/39	3,150,000	3,277,827
Illinois State COP, Department of Central Management Services, NATL	5.650%	7/1/17	2,415,000	2,422,632
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue:
McCormick Place, AGM	5.000%	6/15/50	30,000,000	31,788,600

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
McCormick Project	5.250%	6/15/50	$10,305,000	$11,189,272
Regional Transportation Authority, NATL, FGIC	7.750%	6/1/20	1,045,000	1,298,214

Total Illinois				175,898,692

Indiana - 1.2%
Indiana Finance Authority Midwestern Disaster Relife Revenue, Ohio Valley Electric Corp. Project	5.000%	6/1/39	9,000,000	8,933,850	(g)
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,562,500
Indiana Municipal Power Agency Power Supply Systems Revenue	5.625%	1/1/28	4,000,000	4,588,600
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/29	2,000,000	2,301,360
Indiana Municipal Power Agency Power Supply Systems Revenue	5.750%	1/1/34	10,000,000	10,601,400
Indianapolis, IN, Gas Utility Revenue, AGC	5.250%	8/15/26	9,290,000	10,385,198
Indianapolis, IN, Local Public Improvement Bond Bank	6.750%	2/1/14	1,720,000	1,834,879	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	640,000	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	20,000,000	23,107,000

Total Indiana				67,954,787

Kansas - 0.1%
Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center Inc.	5.000%	5/15/35	4,000,000	4,270,360

Kentucky - 0.7%
Kentucky Economic Development Finance Authority Hospital Facilities Revenue:
Baptist Healthcare Systems	5.375%	8/15/24	4,000,000	4,584,320
Baptist Healthcare Systems	5.625%	8/15/27	2,000,000	2,295,900
Kentucky Economic Development Finance Authority Revenue:
Louisville Arena Project, AGC	6.000%	12/1/33	9,000,000	9,879,840
Louisville Arena Project, AGC	6.000%	12/1/38	5,000,000	5,433,600
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	13,450,000	14,018,263

Total Kentucky				36,211,923

Louisiana - 0.7%
Louisiana Local Government Environmental Facilities & CDA Revenue, Refunding Bonds, Sharlo Apartments, GNMA-Collateralized	6.500%	6/20/37	1,000,000	1,050,720
Louisiana PFA, Hospital Revenue, Lafayette General Medical Center	5.500%	11/1/40	18,000,000	19,359,000
Louisiana State Citizens Property Insurance Corp., Assessment Revenue, AGC	6.125%	6/1/25	5,000,000	5,753,100
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,257,000	(f)(g)

Total Louisiana				36,419,820

Maryland - 1.4%
Maryland State Community Development Administration, Department of Housing & Community Development	5.250%	9/1/35	12,790,000	13,668,673

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	$3,000,000	$3,146,190
Maryland State EDC, EDR:
Term Project	5.750%	6/1/35	8,000,000	8,581,600
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,124,600
Transportation Facilities Project	5.750%	6/1/35	19,000,000	20,381,300
Maryland State Health & Higher EFA Revenue:
Anne Arundel Health Systems	6.750%	7/1/39	7,500,000	9,072,600
Lifebridge Health	6.000%	7/1/41	1,500,000	1,722,630
The Johns Hopkins Hospital Issue	5.000%	11/15/24	5,000,000	5,337,700	(b)
Maryland State Health & Higher EFA Revenue Bonds, University of Maryland Medical System	5.000%	7/1/34	9,000,000	9,762,750

Total Maryland				79,798,043

Massachusetts - 3.1%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	22,500,000	24,555,375
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	8,700,000	9,698,151
Boston University	5.700%	10/1/40	13,105,000	14,603,033
Broad Institute Inc.	5.375%	4/1/41	17,000,000	18,550,570
May Institute Issue Inc., Radian	5.750%	9/1/29	1,000,000	1,000,220
Merrimack College Issue, NATL	5.000%	7/1/22	1,000,000	1,000,580
Visual & Performing Arts Project	6.000%	8/1/21	2,200,000	2,687,586
Massachusetts State HEFA Revenue:
Berkshire Health Systems, Radian	5.700%	10/1/25	1,000,000	1,010,910
Caregroup Inc.	5.000%	7/1/28	2,000,000	2,135,700
Caregroup Inc., NATL	5.375%	2/1/26	1,750,000	1,961,067
Caregroup Inc., NATL	5.375%	2/1/27	1,000,000	1,114,690
Caregroup Inc., NATL	5.375%	2/1/28	1,500,000	1,664,985
Suffolk University	5.750%	7/1/39	17,500,000	19,335,750
Massachusetts State Housing Finance Agency:
Housing Revenue, Single-Family Housing	5.350%	12/1/33	9,000,000	9,562,590
Housing Revenue, Single-Family Housing	5.400%	6/1/39	1,545,000	1,636,402
Massachusetts State Housing Finance Agency Revenue	7.000%	12/1/38	4,575,000	5,079,394
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	690,000	694,326
Massachusetts State, GO	0.660%	2/1/16	13,000,000	12,976,730	(h)
Massachusetts State, GO:
Consolidated Loan	0.630%	9/1/15	18,665,000	18,665,000	(h)
Consolidated Loan	0.700%	9/1/16	4,000,000	3,990,120	(h)
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	17,500,000	18,958,450

Total Massachusetts				170,881,629

Michigan - 2.9%
Detroit, MI, Water Supply System Revenue	5.000%	7/1/41	5,000,000	5,065,350
Detroit, MI, Water Supply System Revenue:
AGM	5.000%	7/1/34	9,000,000	9,042,390
AGM	6.250%	7/1/36	10,000,000	11,493,200
NATL	5.000%	7/1/30	7,000,000	7,004,060
Michigan Finance Authority Revenue, Detroit School District	5.500%	6/1/21	14,000,000	16,131,780
Michigan State Building Authority Revenue:
Facilities Program	5.125%	10/15/33	16,500,000	18,339,090
Facilities Program	6.000%	10/15/38	20,500,000	23,512,270
Facilities Program	5.375%	10/15/41	6,135,000	7,014,575

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - continued
Facilities Program, NATL	5.000%	10/15/29	$1,500,000	$1,528,785
Michigan State Hospital Finance Authority Revenue, McLaren Health Care Corp.	5.750%	5/15/38	17,750,000	19,695,400
Michigan State Housing Development Authority, Rental Housing Revenue	5.375%	10/1/29	1,660,000	1,753,624
Michigan State Housing Development Authority, Rental Housing Revenue	5.625%	10/1/34	2,500,000	2,656,900
Michigan State Housing Development Authority, Rental Housing Revenue	5.700%	10/1/39	3,115,000	3,297,414
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	4,000,000	4,675,640	(f)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	24,000,000	30,897,840

Total Michigan				162,108,318

Minnesota - 0.3%
Columbia Heights, MN, MFH Revenue, Crest View, GNMA-Collateralized	6.625%	4/20/43	1,455,000	1,547,218	(b)
Dakota County, MN, CDA, MFH Revenue, Southfork Apartments, LIQ-FNMA	5.625%	2/1/26	2,500,000	2,500,825
Eden Prairie, MN, MFH Revenue:
Rolling Hills Project, GNMA-Collateralized	6.150%	8/20/31	1,000,000	1,051,180
Rolling Hills Project, GNMA-Collateralized	6.200%	2/20/43	1,000,000	1,051,080
Minneapolis, MN, Hospital Revenue, St. Mary’s Hospital & Rehabilitation	10.000%	6/1/13	100,000	104,566	(a)
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	10,960,000	12,123,952

Total Minnesota				18,378,821

Mississippi - 0.1%
Lowndes County, MS, Solid Waste Disposal & PCR, Refunding Bonds, Weyerhouser Co. Project	6.800%	4/1/22	3,000,000	3,382,500

Missouri - 1.4%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.625%	8/1/38	8,500,000	9,285,315
Kansas City, MO, IDA Revenue, AMBAC	5.000%	12/1/17	2,105,000	2,442,410
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.750%	1/1/29	5,000,000	5,469,450
Missouri State Development Finance Board Infrastructure Facilities Revenue, Independence Events Center	6.250%	4/1/38	7,000,000	7,243,740
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	30,000,000	32,967,900
Lake Regional Health System Project	5.600%	2/15/25	2,000,000	2,057,420
North Kansas City, MO, Hospital Revenue:
North Kansas City Hospital, AGM	5.000%	11/15/23	1,000,000	1,023,200
North Kansas City Hospital, AGM	5.000%	11/15/24	900,000	920,115
Platte County, MO, IDA Revenue, Refunding & Improvement Zona Rosa Retail Project	5.000%	12/1/32	10,345,000	11,368,431
Poplar Bluff, MO, Public Building Corp. Leasehold Revenue, NATL	5.250%	9/1/22	1,000,000	1,005,410
Springfield, MO, Public Building Corp. Leasehold Revenue, Capital Improvement Program, AMBAC	5.000%	3/1/24	1,500,000	1,567,680

Total Missouri				75,351,071

Montana - 0.5%
Montana State Board of Investment, Resource Recovery Revenue, Yellowstone Energy LP Project	7.000%	12/31/19	26,560,000	26,571,155	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nebraska - 0.4%
Central Plains Energy Project, NE, Gas Project Revenue, Project No. 3	5.250%	9/1/37	$20,000,000	$21,151,000

Nevada - 0.5%
Reno, NV, Hospital Revenue:
Washoe Medical Center, AGM	5.500%	6/1/39	19,350,000	20,480,814
Washoe Medical Center, AGM	5.250%	6/1/40	7,500,000	7,836,450

Total Nevada				28,317,264

New Hampshire - 0.2%
New Hampshire State HFA, Single-Family Mortgage Revenue	5.550%	7/1/33	5,130,000	5,502,335
New Hampshire State HFA, Single-Family Mortgage Revenue	5.600%	1/1/38	4,335,000	4,624,708

Total New Hampshire				10,127,043

New Jersey - 5.3%
Essex County, NJ, Improvement Authority Revenue, Refunding, Hampton Valley Apartments, NATL, FHA	5.650%	1/1/15	290,000	290,127
New Jersey EDA Revenue:
School Facilities Construction	5.000%	12/15/27	9,230,000	10,286,558
School Facilities Construction	5.250%	12/15/33	12,500,000	13,918,125
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.600%	11/1/34	11,250,000	12,276,000	(c)
New Jersey Health Care Facilities Financing Authority Revenue:
AHS Hospital Corp.	6.000%	7/1/41	8,500,000	10,059,495
Catholic Health East	4.750%	11/15/29	5,000,000	5,366,450
New Jersey State EDA, First Mortgage Revenue, The Presbyterian Home at Montgomery Project	6.375%	11/1/31	2,000,000	1,953,140
New Jersey State EDA Revenue	5.000%	6/15/21	7,500,000	8,684,925
New Jersey State EDA Revenue	5.000%	6/15/25	4,545,000	5,084,719
New Jersey State EDA Revenue:
Refunding	6.875%	1/1/37	13,110,000	13,111,049	(c)
Refunding, Gloucester Marine Project	6.625%	1/1/37	10,000,000	10,143,300
New Jersey State EDA, Motor Vehicle Revenue, Motor Vehicle Surcharges, NATL	5.250%	7/1/31	1,000,000	1,069,640
New Jersey State EDA, Special Facility Revenue, Continental Airlines Inc. Project	7.000%	11/15/30	11,030,000	11,073,458	(c)
New Jersey State EFA Revenue, Richard Stockton College	5.375%	7/1/38	5,000,000	5,508,700
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	10,430,000	11,819,589
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.500%	6/1/27	25,905,000	29,058,416
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	5,000,000	5,578,200
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	54,000,000	59,124,600	(c)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.500%	10/1/38	11,300,000	11,839,914
New Jersey State Transportation Trust Fund Authority:
Transportation System	0.000%	12/15/36	45,555,000	13,151,273
Transportation System	5.875%	12/15/38	30,000,000	34,598,100
New Jersey State Turnpike Authority Revenue	5.000%	1/1/36	8,000,000	8,932,640
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	3,515,000	3,963,373

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
South Jersey Port Corp. New Jersey Revenue, Refunding	5.000%	1/1/23	$2,200,000	$2,235,948

Total New Jersey				289,127,739

New Mexico - 0.5%
New Mexico Mortgage Finance Authority:
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.450%	3/1/36	3,990,000	4,202,029
Single-Family Mortgage, GNMA, FNMA, FHLMC	5.850%	7/1/39	3,210,000	3,442,179	(c)
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare Services	6.375%	8/1/32	15,000,000	17,993,400

Total New Mexico				25,637,608

New York - 5.5%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	25,800,000	28,769,064
Hudson, NY, Yards Infrastructure Corp. Revenue	5.750%	2/15/47	20,000,000	23,136,000
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.500%	10/1/37	3,000,000	3,515,940
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	22,000,000	26,269,980
MTA of New York Revenue	6.500%	11/15/28	10,000,000	12,784,600
MTA, NY, Revenue	5.000%	11/15/34	10,000,000	11,019,100
MTA, NY, Revenue	5.250%	11/15/40	21,500,000	24,046,460
New York City, NY, HDC, MFH Revenue	4.900%	11/1/34	5,695,000	6,011,927
New York City, NY, HDC, MFH Revenue, GNMA- Collateralized, FHA	5.100%	11/1/24	5,000,000	5,191,050
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.500%	2/15/23	4,000,000	4,646,920
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.000%	6/15/45	5,500,000	6,125,735
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/31	6,000,000	6,791,460
New York City, NY, TFA, Building Aid Revenue	5.125%	1/15/33	6,000,000	6,766,920
New York Liberty Development Corp., Liberty Revenue:
1 WTC Port Authority Constructions	5.000%	12/15/41	10,000,000	11,103,600	(i)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,724,800
Second Priority, Bank of America Tower	5.125%	1/15/44	24,650,000	26,994,708
New York State Dormitory Authority Lease Revenue, State University Dormitory Facilities	5.375%	7/1/18	2,000,000	2,007,520	(b)
New York State Dormitory Authority Revenue, Non- State Supported Debt, New School University	5.500%	7/1/40	35,000,000	38,819,550
New York State Liberty Development Corp., Liberty Revenue, 4 World Trade Center LLC Project	5.000%	11/15/44	10,000,000	10,820,800
New York, NY, GO	5.000%	8/1/22	10,000,000	12,361,100	(g)
Orange County, NY, IDA, Civic Facilities Revenue:
Arden Hill Life Care Center Project	7.000%	8/1/21	1,000,000	997,200
Arden Hill Life Care Center Project	7.000%	8/1/31	1,000,000	950,440
Port Authority of New York & New Jersey, Special Obligation Revenue:
5th Installment, Special Project	6.750%	10/1/19	1,250,000	1,246,275	(c)
JFK International Air Terminal LLC	6.000%	12/1/36	8,000,000	9,105,040
JFK International Air Terminal LLC	6.000%	12/1/42	15,000,000	17,048,850

Total New York				302,255,039

North Carolina - 1.3%
Charlotte, NC, Governmental Facilities Projects:
COP	5.250%	6/1/23	3,500,000	3,630,830
COP	5.000%	6/1/24	3,000,000	3,098,760

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
Carolinas Healthcare	5.250%	1/15/34	$13,400,000	$14,806,062
Carolinas Healthcare	5.250%	1/15/39	22,000,000	24,212,980
Carolinas Healthcare System	5.125%	1/15/37	2,000,000	2,220,900
Carolinas Healthcare System	5.250%	1/15/42	5,000,000	5,574,650
Monroe, NC, COP, AGC	5.500%	3/1/39	1,000,000	1,108,950
North Carolina Eastern Municipal Power Agency, Power System Revenue	6.000%	1/1/26	1,310,000	1,798,709	(b)
North Carolina Turnpike Authority, Triangle Expressway System Revenue, AGC	5.750%	1/1/39	9,000,000	10,023,030
Raleigh Durham, NC, Airport Authority Revenue	5.000%	5/1/32	4,500,000	5,035,005

Total North Carolina				71,509,876

North Dakota - 0.2%
McLean County, ND, Solid Waste Facilities Revenue, Great River Energy	5.150%	7/1/40	10,000,000	10,793,500

Ohio - 0.9%
Cleveland, OH, State University, NATL, FGIC	5.000%	6/1/19	1,210,000	1,357,088
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	2,855,000	2,858,540
Erie County, OH, Garbage Refuse Landfill Improvement, AGM	5.250%	12/1/24	3,290,000	3,606,465	(b)
Greater Cincinnati, OH, Elderly HDC Mortgage Revenue, Cambridge Apartments, FHA	6.600%	8/1/25	740,000	741,014
Hamilton County, OH, Hospital Facilities Revenue, Cincinnati Children’s Hospital, NATL, FGIC	5.000%	5/15/24	2,515,000	2,573,373
Lorain County, OH, Hospital Revenue, Catholic Healthcare	5.500%	10/1/17	1,000,000	1,017,160	(b)
Lucas County, OH, Hospital Revenue, Promedica Healthcare	6.000%	11/15/41	5,000,000	5,892,050
Montgomery County, OH, Administration Building Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,400,000	1,687,014
Ohio State Air Quality Development Authority Revenue, FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	10,500,000	11,800,635	(f)
Ohio State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, GNMA, FNMA, FHLMC-Collateralized	5.400%	9/1/33	1,275,000	1,372,614
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	17,000,000	17,569,500	(f)

Total Ohio				50,475,453

Oklahoma - 0.7%
Oklahoma State Development Finance Authority Revenue:
St. John Health System Inc.	5.000%	2/15/25	6,295,000	7,021,443	(g)
St. John Health System Inc.	5.000%	2/15/26	6,620,000	7,332,444	(g)
St. John Health System Inc.	5.000%	2/15/27	5,000,000	5,503,800	(g)
St. John Health System Inc.	5.000%	2/15/42	10,000,000	10,565,800	(g)
Oklahoma State Municipal Power Authority, Power Supply System Revenue	6.000%	1/1/38	3,000,000	3,376,620
Pottawatomie County, OK, Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC	5.000%	7/1/23	1,500,000	1,544,085
Tulsa, OK, PFA, Lease Payment Revenue, Refunding Bonds, Assembly Center	6.600%	7/1/14	1,905,000	2,013,795

Total Oklahoma				37,357,987

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 1.3%
Klamath Falls, OR, Inter Community Hospital Authority Revenue:
Merle West Medical Center	6.250%	9/1/31	$625,000	$640,238	(b)
Unrefunded Balance, Merle West Medical Center	6.250%	9/1/31	375,000	380,149
Multnomah County, OR, Hospital Facilities Authority Revenue:
Providence Health Systems	5.250%	10/1/16	1,000,000	1,105,350
Providence Health Systems	5.250%	10/1/20	1,000,000	1,093,670
Oregon Health & Sciences University Revenue	5.750%	7/1/39	17,100,000	19,734,597
Oregon State Department of Administrative Services, COP	5.250%	5/1/39	1,900,000	2,096,213
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/21	5,000,000	5,942,150
Samaritan Health Services	5.250%	10/1/40	20,000,000	21,636,000
Oregon State, GO, State Property, ODOT Building	5.000%	5/1/36	15,150,000	17,669,596
Port of Umatilla, OR, GO, Water Revenue, LOC- Bank of America N.A.	6.650%	8/1/22	705,000	707,411	(c)

Total Oregon				71,005,374

Pennsylvania - 3.4%
Allegheny County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	12/1/27	8,800,000	10,124,576
Bucks County, PA, IDA Revenue, U.S. Steel Corp. Project	6.750%	6/1/26	15,000,000	17,282,550
Dauphin County, PA, General Authority Revenue, Office & Parking, Riverfront Office Center Project	6.000%	1/1/25	1,380,000	1,380,083
Dauphin County, PA, IDA, Dauphin Consolidated Water Supply Co.	6.900%	6/1/24	2,400,000	2,992,584	(c)
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/35	14,015,000	15,227,578
Lackawanna County, PA, GO, AGC	6.000%	9/15/34	4,000,000	4,455,120
Luzerne County, PA, IDA, Water Facility Revenue, American Water Co.	5.500%	12/1/39	12,000,000	13,252,920
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.125%	6/1/33	5,000,000	5,349,450
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.750%	8/1/30	4,025,000	4,593,048
New Morgan, PA, Municipal Authority Office Revenue, Commonwealth Office Project	6.500%	6/1/25	1,000,000	999,880
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue:
PPL Energy Supply LLC Project	3.000%	9/1/15	15,000,000	15,635,850	(f)
Shipping Port	3.375%	7/1/15	20,000,000	20,725,000	(f)
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	6,000,000	7,038,840
Pennsylvania State Higher EFA Revenue:
Drexel University	5.125%	5/1/36	10,300,000	11,168,599
Drexel University	5.250%	5/1/41	8,385,000	9,098,060
Student Association Inc. Project	6.750%	9/1/32	985,000	988,861
Thomas Jefferson University	5.000%	3/1/40	5,710,000	6,169,312
University of Pennsylvania Health Systems Revenue	5.000%	8/15/24	1,000,000	1,184,330
University of Pennsylvania Health Systems Revenue	5.250%	8/15/25	1,750,000	2,100,070
University of Pennsylvania Health Systems Revenue	5.750%	8/15/41	2,000,000	2,318,660

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/29	$20,045,000	$22,845,888
Pennsylvania State Turnpike Commission Revenue	5.250%	6/1/36	3,000,000	3,224,370
Pennsylvania State, Public School Building Authority, Community College Revenue, Community College of Philadelphia Project	6.000%	6/15/28	7,000,000	7,943,390
Philadelphia, PA Hospitals & Higher EFA, Hospital Revenue, Presbyterian Medical Center	6.650%	12/1/19	1,025,000	1,250,603	(a)

Total Pennsylvania				187,349,622

Puerto Rico - 4.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/29	18,130,000	19,115,728
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	10,000,000	10,086,300
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	15,000,000	15,016,950
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	15,000,000	15,092,700
Puerto Rico Commonwealth, GO, Public Improvement	5.500%	7/1/26	39,755,000	43,552,000
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/40	15,000,000	15,538,200
Puerto Rico Port Authority Revenue, Special Facilities, American Airlines Inc.	6.250%	6/1/26	200,000	106,576	(c)(e)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.375%	8/1/39	74,500,000	79,974,260
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/40	8,000,000	8,544,560
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	25,000,000	27,576,250
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	7,000,000	7,528,430
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	15,000,000	15,636,900

Total Puerto Rico				257,768,854

Rhode Island - 0.2%
Providence, RI, RDA Revenue, Refunding Bonds, Public Safety Building Project, AMBAC	5.000%	4/1/24	3,270,000	3,300,607
Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing	7.000%	5/15/39	5,460,000	6,419,158

Total Rhode Island				9,719,765

South Carolina - 0.8%
Piedmont, SC, Municipal Power Agency, Electric Revenue:
Refunding Bonds, FGIC	6.750%	1/1/20	565,000	775,598	(a)
Unrefunded Balance, NATL, FGIC	6.750%	1/1/20	670,000	877,191
South Carolina Jobs - EDA Revenue:
Hospital Refunding & Improvement, AnMed Health Project, AGC	5.500%	2/1/38	4,250,000	4,593,273
Myrtle Beach Convention Center Hotel Project, NATL	5.250%	4/1/26	2,470,000	2,470,840
South Carolina Jobs, EDA, Hospital Revenue, Palmetto Health, AGM	6.500%	8/1/39	3,500,000	4,034,485
South Carolina State Ports Authority Revenue	5.250%	7/1/40	10,000,000	10,977,700

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - continued
South Carolina Transportation Infrastructure Bank Revenue:
AMBAC	5.000%	10/1/33	$20,000,000	$20,311,000
Refunding, AMBAC	5.000%	10/1/23	960,000	1,048,214

Total South Carolina				45,088,301

Tennessee - 1.4%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health Initiatives	6.250%	10/1/33	1,250,000	1,519,238
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/20	2,000,000	2,116,600
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	6,715,000	6,726,348
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance	5.500%	7/1/36	9,100,000	9,538,256
Memphis, TN, Center City Finance Corp. Revenue, Pyramid & Pinch District-B, AGM	5.250%	11/1/30	10,000,000	11,521,700
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/21	14,615,000	15,752,193
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	20,000,000	22,110,400
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	5,040,000	5,526,864

Total Tennessee				74,811,599

Texas - 6.2%
Bexar County, TX, Health Facilities Development Corp., Revenue, Army Retirement Residence Project	6.300%	7/1/32	1,500,000	1,521,465	(b)
Bexar County, TX, Housing Finance Corp., MFH Revenue, Waters at Northern Hills Apartments, NATL	6.050%	8/1/36	1,000,000	890,990
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	6.625%	5/15/33	5,000,000	5,055,400	(c)
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Revenue, American Airlines Inc., Guarantee Agreement	6.375%	5/1/35	4,970,000	2,039,042	(c)(e)
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.375%	12/1/32	3,000,000	3,014,730
La Plaza Apartments	6.750%	7/1/30	2,390,000	2,392,701
Gulf Coast, IDA, Texas Solid Waste Disposal Revenue, Citgo Petroleum Project	8.000%	4/1/28	5,000,000	5,003,900	(c)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	31,000,000	32,020,830
Harris County, TX, Health Facilities Development Corp., School Health Care System Revenue	5.750%	7/1/27	2,000,000	2,655,160	(a)
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue:
Deer Park Refining LP Project	5.000%	2/1/23	44,000,000	47,711,400
Deer Park Refining Project	4.700%	5/1/18	2,000,000	2,203,980
Houston, TX, Airport Systems Revenue	5.500%	7/1/39	10,000,000	11,131,500
Limestone County, TX, PFC Revenue, County Jail Project	5.750%	11/1/31	8,175,000	8,648,333
Love Field Airport Modernization Corp, TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,750,000	16,478,752
Lower Colorado River Authority, TX, Transmission Contract Revenue, LCRA Transmission Services Project, AMBAC	4.900%	5/15/36	13,500,000	13,506,075
Midland County, TX, Hospital District Revenue, Refunding, AMBAC	5.375%	6/1/16	820,000	823,042
North Texas Tollway Authority Revenue	5.750%	1/1/33	54,000,000	59,127,840

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
North Texas Tollway Authority Revenue	6.250%	1/1/39	$8,000,000	$9,095,280
Panhandle, TX, Regional Housing Finance Corp., GNMA-Collateralized	6.650%	7/20/42	994,000	1,045,966
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.250%	8/1/18	10,000,000	10,978,500
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	4,028,797
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	42,980,000	52,436,030
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	18,000,000	21,133,080
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	25,000,000	29,785,750

Total Texas				342,728,543

U.S. Virgin Islands - 0.1%
Virgin Islands HFA, Single-Family Mortgage Revenue:
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.450%	3/1/16	25,000	25,019	(c)
GNMA Mortgage-Backed Securities Program, GNMA-Collateralized	6.500%	3/1/25	95,000	94,242	(c)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,154,020

Total U.S. Virgin Islands				3,273,281

Utah - 0.0%
Provo, UT, Electric Revenue	10.125%	4/1/15	395,000	462,889	(a)

Vermont - 0.1%
Vermont Educational & Health Buildings Agency Revenue:
Norwich University Project	5.500%	9/1/28	2,650,000	2,816,499	(b)
Norwich University Project	5.500%	9/1/33	1,750,000	1,859,953	(b)
Vermont Housing Finance Agency, Single-Family, AGM	5.000%	11/1/34	630,000	644,175	(c)

Total Vermont				5,320,627

Virginia - 0.7%
Pittsylvania County, VA, GO	5.750%	2/1/30	5,000,000	5,817,200
Prince William County, VA, IDA, Student Housing Revenue, George Mason University Foundation, Prince William Housing LLC	5.125%	9/1/41	3,250,000	3,493,490
Virginia College Building Authority, VA, Educational Facilities Revenue, Liberty University Inc. Projects	5.000%	3/1/41	14,225,000	15,518,764
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/27	3,000,000	3,115,380	(c)
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	5,000,000	5,202,150	(c)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	8,000,000	8,377,680	(c)

Total Virginia				41,524,664

Washington - 1.1%
Port Longview, WA, Revenue, Refunding Bonds	6.250%	12/1/18	2,865,000	2,877,377	(c)
Port of Seattle, WA, Revenue	5.000%	6/1/40	18,000,000	19,527,840
Washington State Health Care Facilities Authority, Swedish Health Services	6.250%	11/15/41	21,550,000	27,671,708
Washington State Health Care Facilities Authority Revenue, Central Washington Health Services Association	7.000%	7/1/39	8,500,000	9,780,185

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Washington State Public Power Supply System, Nuclear Project No. 1 Revenue, Refunding, FGIC, TCRS	7.125%	7/1/16	$250,000	$311,860

Total Washington				60,168,970

West Virginia - 0.3%
West Virginia State Hospital Finance Authority Revenue, United Hospital Center Inc., AGM	5.500%	6/1/33	5,000,000	5,454,700
West Virginia State Hospital Finance Authority, Hospital Revenue:
United Health Systems	5.500%	6/1/34	4,030,000	4,385,124
United Health Systems	5.500%	6/1/39	4,000,000	4,337,280

Total West Virginia				14,177,104

Wisconsin - 0.7%
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	3,275,000	3,970,119	(c)
Wisconsin State HEFA Revenue:
Aurora Health Care Inc.	5.500%	4/15/29	9,000,000	10,082,790
Aurora Health Care Inc.	6.400%	4/15/33	1,750,000	1,804,530
Aurora Health Care Inc.	5.625%	4/15/39	7,800,000	8,509,956
Children’s Hospital	5.375%	8/15/37	2,800,000	3,066,252
Essentia Health, AGM	5.125%	2/15/30	6,475,000	6,961,855
Prohealth Care Inc. Obligation Group	6.625%	2/15/39	3,500,000	4,129,195

Total Wisconsin				38,524,697

Wyoming - 0.2%
Campbell County, WY, Solid Waste Facilities Revenue, Basin Electric Power Cooperative	5.750%	7/15/39	11,000,000	12,339,690

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,621,283,896)				5,151,340,899

SHORT-TERM INVESTMENTS - 5.8%
California - 0.4%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.270%	7/1/38	17,700,000	17,700,000	(j)(k)
California Alumni Association Project, LOC-Bank of America N.A.	0.280%	4/1/34	200,000	200,000	(j)(k)
California Statewide CDA Revenue, Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.130%	4/1/33	2,400,000	2,400,000	(j)(k)

Total California				20,300,000

Colorado - 0.0%
Denver, CO, City & County, COP:
SPA-JPMorgan Chase	0.200%	12/1/29	1,000,000	1,000,000	(j)(k)
SPA-JPMorgan Chase	0.200%	12/1/29	800,000	800,000	(j)(k)

Total Colorado				1,800,000

Florida - 1.1%
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.180%	12/1/33	8,865,000	8,865,000	(j)(k)
Jacksonville, FL, Health Facilities Authority, Hospital
Revenue:
Baptist Medical Center Project	0.210%	8/15/21	2,000,000	2,000,000	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.230%	8/15/27	$300,000	$300,000	(j)(k)
Orlando & Orange County, FL, Expressway Authority Revenue, LOC-SunTrust Bank	0.230%	7/1/40	47,600,000	47,600,000	(j)(k)
Pinellas County, FL, Health Facilities Authority Revenue, Hospital Facilities Bayfront Projects, LOC-SunTrust Bank	0.360%	7/1/34	600,000	600,000	(j)(k)
Polk County, FL, School Board COP, Master Lease Program, LOC-Wells Fargo Bank N.A.	0.230%	1/1/28	1,400,000	1,400,000	(j)(k)

Total Florida				60,765,000

Illinois - 0.3%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.200%	5/1/31	13,005,000	13,005,000	(j)(k)
Illinois Finance Authority Revenue:
Elmhurst Memorial Healthcare, LOC-JPMorgan Chase	0.200%	1/1/48	900,000	900,000	(j)(k)
University of Chicago Medical Center, LOC- Bank of America N.A.	0.200%	8/1/43	1,000,000	1,000,000	(j)(k)
University of Chicago Medical Center, LOC- Wells Fargo Bank N.A.	0.200%	8/1/44	400,000	400,000	(j)(k)

Total Illinois				15,305,000

Indiana - 0.0%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.190%	2/1/37	300,000	300,000	(j)(k)

Kansas - 0.0%
Kansas State Department of Transportation Highway Revenue, SPA-Dexia Credit Local & Westdeutsche Landesbank	0.170%	9/1/19	300,000	300,000	(j)(k)

Massachusetts - 0.0%
Massachusetts State, GO, Central Artery, SPA- Landesbank Baden-Wuerttemburg	0.230%	12/1/30	1,320,000	1,320,000	(j)(k)

Michigan - 0.1%
Michigan State Higher EFA Revenue, Thomas M Cooley Law School Project, LOC-RBS Citizens N.A, FHLB	0.150%	7/1/37	1,505,000	1,505,000	(j)(k)
University of Michigan, SPA-Northern Trust Co.	0.150%	4/1/42	3,300,000	3,300,000	(j)(k)

Total Michigan				4,805,000

Missouri - 0.1%
Missouri State HEFA, BJC Health Systems, SPA- U.S. Bank N.A.	0.200%	5/15/38	1,800,000	1,800,000	(j)(k)
Missouri State HEFA, Educational Facilities Revenue, St. Louis University, LOC-Wells Fargo Bank N.A.	0.190%	10/1/35	2,500,000	2,500,000	(j)(k)

Total Missouri				4,300,000

New Hampshire - 0.2%
New Hampshire State HEFA Revenue, New London Hospital Association Inc., LOC-Sovereign Bank FSB & Banco Santander PR	1.500%	10/1/37	8,670,000	8,670,000	(j)(k)

New Jersey - 0.1%
New Jersey EDA, EDR, Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	1.520%	3/1/36	6,050,000	6,050,000	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 1.5%
New York City, NY, GO:
AGM, SPA-Dexia Credit Local	0.350%	11/1/26	$8,400,000	$8,400,000	(j)(k)
LIQ-Dexia Credit Local	0.360%	4/1/35	37,500,000	37,500,000	(j)(k)
LOC-Dexia Credit Local	0.370%	1/1/36	200,000	200,000	(j)(k)
SPA-Dexia Credit Local	0.350%	8/1/28	4,200,000	4,200,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, SPA-Dexia Credit Local	0.350%	6/15/32	19,200,000	19,200,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.180%	6/15/36	1,900,000	1,900,000	(j)(k)
New York, NY, GO:
LOC-Landesbank Baden-Wurttemberg	0.260%	8/1/21	2,835,000	2,835,000	(j)(k)
LOC-Wells Fargo Bank N.A.	0.180%	4/1/42	900,000	900,000	(j)(k)
Subordinated, LOC-Dexia Credit Local	0.350%	3/1/34	8,595,000	8,595,000	(j)(k)

Total New York				83,730,000

North Carolina - 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue:
AGM, SPA-Dexia Credit Local	0.230%	1/15/42	100,000	100,000	(j)(k)
AGM, SPA-Dexia Credit Local	0.230%	1/15/43	3,000,000	3,000,000	(j)(k)
AGM, SPA-Dexia Credit Local	0.230%	1/15/44	14,830,000	14,830,000	(j)(k)
Mecklenburg County, NC, COP, SPA-SunTrust Bank	0.230%	2/1/28	5,585,000	5,585,000	(j)(k)

Total North Carolina				23,515,000

Ohio - 0.1%
County of Montgomery, OH, Revenue, Miami Valley Hospital, SPA-Wells Fargo Bank N.A.	0.180%	11/15/39	800,000	800,000	(j)(k)
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.180%	11/15/45	5,400,000	5,400,000	(j)(k)

Total Ohio				6,200,000

Pennsylvania - 0.6%
Delaware County Authority, PA, White Horse Village Inc. Project, LOC-Citizens Bank N.A.	0.230%	7/1/36	26,100,000	26,100,000	(j)(k)
Delaware County Authority, PA, White Horse Village Inc. Project, LOC-Citizens Bank of Pennsylvania	0.230%	7/1/36	1,200,000	1,200,000	(j)(k)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.170%	8/15/24	100,000	100,000	(j)(k)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.380%	9/1/24	5,200,000	5,200,000	(j)(k)

Total Pennsylvania				32,600,000

Tennessee - 0.1%
Clarksville, TN, Public Building Authority Revenue, Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A.	0.290%	11/1/35	7,200,000	7,200,000	(j)(k)

Texas - 0.0%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Methodist Hospital	0.180%	12/1/27	2,100,000	2,100,000	(j)(k)

Vermont - 0.1%
Vermont State Housing Finance Agency, Single- Family Revenue, AGM, SPA-TD Bank N.A.	0.230%	11/1/34	3,615,000	3,615,000	(c)(j)(k)

Virginia - 0.7%
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.220%	7/1/36	8,000,000	8,000,000	(j)(k)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia College Building Authority, VA, Educational Facilities Revenue, 21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project, SPA-SunTrust Bank	0.230%	11/1/36	$6,300,000	$6,300,000	(j)(k)
Virginia Commonwealth University, Health System Authority Revenue:
AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	7/1/30	485,000	485,000	(j)(k)
LOC-Wells Fargo Bank N.A.	0.210%	7/1/37	2,400,000	2,400,000	(j)(k)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.220%	7/1/42	18,900,000	18,900,000	(j)(k)

Total Virginia				36,085,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $318,960,000)				318,960,000

TOTAL INVESTMENTS - 99.8% (Cost - $4,940,243,896#)				5,470,300,899
Other Assets in Excess of Liabilities - 0.2%				8,838,186

TOTAL NET ASSETS -100.0%				$5,479,139,085

(a)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	The coupon payment on these securities is currently in default as of May 31, 2012.

(f)	Maturity date shown represents the mandatory tender date.

(g)	Security is purchased on a when-issued basis.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance -Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program -Insured Bonds
COP	— Certificates of Participation
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2012

IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PFC	— Public Facilities Corporation
Radian	— Radian Asset Assurance - Insured Bonds
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TCRS	— Transferable Custodial Receipts
TFA	— Transitional Finance Authority
USD	— Unified School District
VHA	— Veterans Health Administration

Summary of Investments by Industry † (unaudited)

Transportation	19.3%
Health Care	18.7
Industrial Revenue	12.5
Education	8.7
Power	8.4
Special Tax Obligation	8.1
Water & Sewer	4.7
Leasing	3.4
Other	3.0
Housing	2.9
State General Obligation	1.8
Pre-Refunded/Escrowed to Maturity	1.3
Local General Obligation	0.8
Solid Waste/Resource Recovery	0.6
Short-Term Investments	5.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of May 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET MANAGED MUNICIPALS FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2012

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.2%
AA/Aa	30.5
A	48.6
BBB/Baa	10.1
BB/Ba	1.0
B/B	0.2
CC/Ca	0.0 †
A-1/VMIG 1	5.8
NR	2.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

†	Represents less than 0.1%.

See pages 24 through 26 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Managed Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$5,151,340,899	—	$5,151,340,899

Short-term investments†	—	318,960,000	—	318,960,000

Total investments	—	$5,470,300,899	—	$5,470,300,899

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$16,345,733	—	—	$16,345,733

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract.

Futures contracts involve, to varying degrees, risk of loss. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$541,843,687
Gross unrealized depreciation	(11,786,684)

Net unrealized appreciation	$530,057,003

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2012, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 30-Year Bonds	1,552	6/12	$216,890,767	$233,236,500	$(16,345,733)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at May 31, 2012.

Futures Contracts
Primary Underlying Risk Disclosure	Unrealized Depreciation
Interest rate risk	$(16,345,733)

During the period ended May 31, 2012, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to sell)	$113,744,625

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust
By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 26, 2012
By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: July 26, 2012